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                        MORGAN STANLEY MID-CAP VALUE FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                              December 28, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


Re:  Morgan Stanley Mid-Cap Value Fund
     File Number - 333-59140
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 21, 2005.


                                              Very truly yours,
                                              /s/ ELIZABETH NELSON
                                              --------------------
                                              Elizabeth Nelson
                                              Assistant Secretary



cc:  Amy R. Doberman, Esq.
     Larry Greene